Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Walden SMID Cap Fund (WASMX)

Boston Trust Walden Small Cap Fund (BOSOX)

Boston Trust Walden International Equity Fund (WIEFX)

(the “Funds”)

Supplement dated May 1, 2024
to the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2024, as supplemented from time to time

1.	Effective June 30, 2024, Brad Hunnewell will join the portfolio manager team as a co-portfolio manager and Richard Williams will become lead portfolio manager of the Boston Trust Walden Small Cap Fund, Boston Trust SMID Cap Fund, and Boston Trust Walden SMID Cap Fund. Kenneth Scott and Leanne Moore will remain co-portfolio managers of the Funds. Until June 30, 2024, references to Brad Hunnewell should be disregarded, and the listing of Portfolio Managers in each Funds’ summary section are as follows:

Boston Trust SMID Cap Fund:

Portfolio Management

Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2011
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Leanne Moore, Since 2020

Boston Trust Walden SMID Cap Fund:

Portfolio Management

Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2012
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Leanne Moore, Since 2020

Boston Trust Walden Small Cap Fund:

Portfolio Management

Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2005
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Leanne Moore, Since 2020

2.	Effective June 30, 2024, Aaron John Ziulkowski will join the portfolio manager team of the Boston Trust Walden International Equity Fund as a co-portfolio manager. Nathaniel J. Riley and David A. Sandell will remain co-portfolio managers of the Fund. Until June 30, 2024, references to Aaron John Ziulkowski should be disregarded, and the listing of Portfolio Managers in the Fund’s summary section are as follows:

Boston Trust Walden International Equity Fund:

Portfolio Management

Co-Portfolio Managers:	Nathaniel J. Riley, CFA, Since 2017
David A. Sandell, Since 2017

Please retain this supplement with your Summary Prospectus, Prospectus and SAI for future reference.

This Supplement dated May 1, 2024, and the Summary Prospectus, Prospectus, and SAI, each dated May 1, 2024, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

May 1, 2024
Boston Trust Walden International Equity Fund (WIEFX)	Fund Summary

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can obtain the Fund’s prospectus, reports to shareholders, and other information about the Fund online at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You also can obtain this information at no cost by calling 1-800-282-8782 x7050, sending an email request to mutualfunds@bostontrustwalden.com, or asking any financial advisor, bank or broker-dealer that offers shares of the Fund.

Investment Goals

The Boston Trust Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Total annual Fund operating expenses	0.91%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023 the Fund’s portfolio turnover rate was 23.46% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries. Equity securities, including ordinary shares, are also known as common stock. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of December 31, 2023, the range of the MSCI World ex-USA Index (net) would encompass firms with market capitalizations from $1.2 million to $568.9 billion. “Assets” means net assets, plus the amount of borrowing or investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

ESG Integration: As part of the investment decision making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration”. The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals

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May 1, 2024
Boston Trust Walden International Equity Fund (WIEFX)	Fund Summary

for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards. The departure of a country from the European Union or another economic or trading bloc could have significant political and financial consequences for global markets.

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

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May 1, 2024
Boston Trust Walden International Equity Fund (WIEFX)	Fund Summary

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2022	1Q2020
14.97%	(18.45)%

For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 10.90%.

Average Annual Total Returns (as of December 31, 2023)	1 Year	5 Years	Since Inception (6/9/15)
Boston Trust Walden International Equity Fund
Before Taxes	16.19%	8.16%	5.04%
After Taxes on Distributions	15.99%	7.97%	4.81%
After Taxes on Distributions and Sale of Fund Shares	10.13%	6.60%	4.08%
MSCI World ex-USA Index (net) (reflects deduction for withholding taxes)	17.94%	8.45%	4.96%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	Nathaniel J. Riley, CFA, Since 2017
David A. Sandell, Since 2017
Aaron J. Ziulkowski, Since 2024

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), or by telephone (1-888-248-1954). You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

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May 1, 2024
Boston Trust Walden International Equity Fund (WIEFX)	Fund Summary

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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